UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE SMALL CAP FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 1.5%
Gentex Corp.	460,001	$10,892,824
Horizon Global Corp.	617,840	5,220,748	*

Total Auto Components		16,113,572

Diversified Consumer Services - 2.3%
Service Corporation International	627,173	25,068,105

Hotels, Restaurants & Leisure - 1.6%
Chuy’s Holdings Inc.	405,143	10,736,290	*
Planet Fitness Inc., Class A Shares	189,999	6,414,366	*

Total Hotels, Restaurants & Leisure		17,150,656

Media - 2.3%
Gray Television Inc.	1,534,076	25,082,142	*

Specialty Retail - 3.9%
Aaron’s Inc.	410,000	16,764,900
Monro Inc.	215,143	12,155,579
Murphy USA Inc.	161,997	13,819,964	*

Total Specialty Retail		42,740,443

TOTAL CONSUMER DISCRETIONARY		126,154,918

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.1%
Sprouts Farmers Market Inc.	829,999	23,181,872	*

Personal Products - 0.8%
Inter Parfums Inc.	192,429	8,774,762

TOTAL CONSUMER STAPLES		31,956,634

ENERGY - 3.2%
Energy Equipment & Services - 1.9%
Liberty Oilfield Services Inc., Class A Shares	153,060	3,388,748	*
Smart Sand Inc.	1,910,947	17,561,603	*

Total Energy Equipment & Services		20,950,351

Oil, Gas & Consumable Fuels - 1.3%
Extraction Oil & Gas Inc.	950,004	13,395,057	*

TOTAL ENERGY		34,345,408

FINANCIALS - 17.7%
Banks - 6.6%
Cadence Bancorp	654,510	18,313,190	*
First Interstate BancSystem Inc., Class A Shares	501,351	20,981,539
LegacyTexas Financial Group Inc.	524,122	23,082,333
Tristate Capital Holdings Inc.	398,790	9,590,900	*

Total Banks		71,967,962

Consumer Finance - 2.8%
Encore Capital Group Inc.	275,000	11,398,750	*
OneMain Holdings Inc.	562,503	18,399,473	*

Total Consumer Finance		29,798,223

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Insurance - 2.9%
Assured Guaranty Ltd.	268,403	$9,552,463
Kinsale Capital Group Inc.	224,996	10,736,809
ProAssurance Corp.	197,515	10,804,070

Total Insurance		31,093,342

Thrifts & Mortgage Finance - 5.4%
Beneficial Bancorp Inc.	748,239	12,158,884
NMI Holdings Inc., Class A Shares	927,996	17,028,727	*
Radian Group Inc.	379,998	8,386,556
Washington Federal Inc.	583,625	20,952,137

Total Thrifts & Mortgage Finance		58,526,304

TOTAL FINANCIALS		191,385,831

HEALTH CARE - 12.2%
Biotechnology - 5.5%
Amarin Corp. PLC, ADR	3,667,889	13,754,584	*
Dynavax Technologies Corp.	495,000	7,969,500	*
Ironwood Pharmaceuticals Inc.	600,099	8,887,466	*
Keryx Biopharmaceuticals Inc.	2,038,160	9,436,681	*
Lexicon Pharmaceuticals Inc.	900,040	9,882,439	*
Ligand Pharmaceuticals Inc.	60,000	9,457,200	*

Total Biotechnology		59,387,870

Health Care Equipment & Supplies - 0.5%
Quotient Ltd.	1,938,556	5,650,891	*

Health Care Providers & Services - 4.4%
Encompass Health Corp.	349,000	18,469,080
HealthEquity Inc.	377,000	19,083,740	*
Tivity Health Inc.	268,290	10,396,237	*

Total Health Care Providers & Services		47,949,057

Health Care Technology - 1.0%
Cotiviti Holdings Inc.	315,000	11,025,000	*

Life Sciences Tools & Services - 0.8%
Syneos Health Inc.	220,003	8,437,115	*

TOTAL HEALTH CARE		132,449,933

INDUSTRIALS - 15.8%
Aerospace & Defense - 2.1%
Cubic Corp.	151,930	8,819,537
HEICO Corp.	177,500	14,256,800

Total Aerospace & Defense		23,076,337

Airlines - 0.9%
Allegiant Travel Co.	64,575	10,283,569

Building Products - 0.9%
Continental Building Products Inc.	329,998	9,388,443	*

Commercial Services & Supplies - 0.9%
Team Inc.	577,000	9,809,000	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Machinery - 1.8%
EnPro Industries Inc.	118,160	$10,396,899
REV Group Inc.	299,920	8,775,659

Total Machinery		19,172,558

Professional Services - 1.1%
ICF International Inc.	221,003	11,735,259	*

Road & Rail - 2.0%
Landstar System Inc.	94,019	10,440,810
Marten Transport Ltd.	475,001	11,020,023

Total Road & Rail		21,460,833

Trading Companies & Distributors - 6.1%
Foundation Building Materials Inc.	715,320	10,608,196	*
GATX Corp.	127,004	9,035,064
MRC Global Inc.	639,350	11,495,513	*
Rush Enterprises Inc., Class A Shares	245,000	13,242,250	*
Textainer Group Holdings Ltd.	493,043	12,079,553	*
Triton International Ltd.	245,001	9,457,039

Total Trading Companies & Distributors		65,917,615

TOTAL INDUSTRIALS		170,843,614

INFORMATION TECHNOLOGY - 17.4%
Electronic Equipment, Instruments & Components - 2.5%
Methode Electronics Inc.	405,145	16,550,173
MTS Systems Corp.	208,898	10,831,362

Total Electronic Equipment, Instruments & Components		27,381,535

Internet Software & Services - 4.8%
2U Inc.	276,997	20,572,567	*
Q2 Holdings Inc.	321,835	13,629,712	*
Web.com Group Inc.	778,637	18,103,311	*

Total Internet Software & Services		52,305,590

IT Services - 2.3%
EVERTEC Inc.	439,038	6,870,944
WNS Holdings Ltd., ADR	409,004	18,184,318	*

Total IT Services		25,055,262

Semiconductors & Semiconductor Equipment - 2.7%
Semtech Corp.	255,742	9,155,564	*
Tower Semiconductor Ltd.	303,830	10,555,054	*
Veeco Instruments Inc.	563,387	9,380,393	*

Total Semiconductors & Semiconductor Equipment		29,091,011

Software - 5.1%
Blackline Inc.	497,200	16,521,956	*
ForeScout Technologies Inc.	305,662	9,298,238	*
Manhattan Associates Inc.	187,369	9,896,831	*
Rapid7 Inc.	400,890	9,613,342	*
RingCentral Inc., Class A Shares	180,000	9,774,000	*

Total Software		55,104,367

TOTAL INFORMATION TECHNOLOGY		188,937,765

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
MATERIALS - 3.6%
Chemicals - 2.4%
Balchem Corp.	157,005	$12,403,395
Venator Materials PLC	600,000	13,572,000	*

Total Chemicals		25,975,395

Paper & Forest Products - 1.2%
Clearwater Paper Corp.	283,588	13,342,815	*

TOTAL MATERIALS		39,318,210

REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 4.7%
American Homes 4 Rent, Class A Shares	544,396	11,317,993
Lexington Realty Trust	1,440,003	12,988,827
STORE Capital Corp.	650,000	15,931,500
Summit Hotel Properties Inc.	717,997	11,121,774

Total Equity Real Estate Investment Trusts (REITs)		51,360,094

Real Estate Management & Development - 1.2%
Realogy Holdings Corp.	455,183	12,522,084

TOTAL REAL ESTATE		63,882,178

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Cogent Communications Holdings Inc.	162,999	7,351,255
ORBCOMM Inc.	965,000	11,087,850	*

TOTAL TELECOMMUNICATION SERVICES		18,439,105

UTILITIES - 2.4%
Electric Utilities - 1.0%
PNM Resources Inc.	289,998	11,048,924

Multi-Utilities - 1.4%
Black Hills Corp.	260,000	14,443,000

TOTAL UTILITIES		25,491,924

TOTAL COMMON STOCKS (Cost - $803,970,451)		1,023,205,520

INVESTMENTS IN UNDERLYING FUNDS - 2.4%
Financials - 2.4%
Main Street Capital Corp.	198,491	7,534,718	(a)
PennantPark Investment Corp.	1,155,274	7,786,547	(a)
Triangle Capital Corp.	988,102	10,523,286	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $32,023,688)		25,844,551

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $835,994,139)		1,049,050,071

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $30,899,493)	1.228%	30,899,493	$30,899,493

TOTAL INVESTMENTS - 99.6% (Cost - $866,893,632)			1,079,949,564
Other Assets in Excess of Liabilities - 0.4%			4,283,182

TOTAL NET ASSETS - 100.0%			$1,084,232,746

*	Non-income producing security.

(a)	Security is a business development company.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$1,023,205,520	—	—	$1,023,205,520
Investments in Underlying Funds	25,844,551	—	—	25,844,551

Total Long-Term Investments	1,049,050,071	—	—	1,049,050,071

Short-Term Investments†	30,899,493	—	—	30,899,493

Total Investments	$1,079,949,564	—	—	$1,079,949,564

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018